UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                    FORM N-Q

             QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
                        MANAGEMENT INVESTMENT COMPANIES

                  Investment Company Act file number: 811-6730

                  ALLIANCEBERNSTEIN LARGE-CAP GROWTH FUND, INC.
               (Exact name of registrant as specified in charter)

              1345 Avenue of the Americas, New York, New York 10105 (Address of principal executive offices) (Zip code)

                                 Mark R. Manley
                        Alliance Capital Management, L.P.
                           1345 Avenue of the Americas
                            New York, New York 10105
                     (Name and address of agent for service)

       Registrant's telephone number, including area code: (800) 221-5672

                     Date of fiscal year end: July 31, 2005

                    Date of reporting period: April 30, 2005

ITEM 1. SCHEDULE OF INVESTMENTS.

ALLIANCEBERNSTEIN LARGE-CAP GROWTH
PORTFOLIO OF INVESTMENTS
April 30, 2005  (unaudited)

Company                                                              Shares      U.S. $ Value
COMMON STOCKS-99.6%
Technology-33.8%
Communication Equipment-9.4%
Corning, Inc.(a)*                                                 9,332,600    $  128,323,250
Juniper Networks, Inc.(a)*                                        5,334,800       120,513,132
QUALCOMM, Inc.                                                    4,015,050       140,085,094
                                                                               ---------------
                                                                                  388,921,476
                                                                               ---------------
Computer Hardware/Storage-7.5%
Apple Computer, Inc.(a)                                           2,951,500       106,431,090
Dell, Inc.(a)                                                     4,270,000       148,724,100
EMC Corp.(a)                                                      4,252,200        55,788,864
                                                                               ---------------
                                                                                  310,944,054
                                                                               ---------------
Computer Peripherals-1.2%
Network Appliance, Inc.(a)*                                       1,810,850        48,222,936
                                                                               ---------------
Computer Software-1.9%
Microsoft Corp.                                                   1,636,000        41,390,800
Symantec Corp.(a)*                                                1,860,000        34,930,800
                                                                               ---------------
                                                                                   76,321,600
                                                                               ---------------
Internet Media-8.9%
Google, Inc. Cl.A(a)*                                               672,700       147,994,000
Yahoo!, Inc.(a)                                                   6,362,500       219,569,875
                                                                               ---------------
                                                                                  367,563,875
                                                                               ---------------
Semi-Conductor Components-4.9%
Advanced Micro Devices, Inc.(a)*                                     74,200         1,055,866
Altera Corp.(a)                                                   1,794,900        37,208,277
Broadcom Corp. Cl.A(a)                                            2,931,600        87,684,156
Marvell Technology Group, Ltd. (Bermuda)(a)*                      2,227,250        74,568,330
                                                                               ---------------
                                                                                  200,516,629
                                                                               ---------------
                                                                                1,392,490,570
                                                                               ---------------
Health Care-21.0%
Biotechnology-4.2%
Amgen, Inc.(a)                                                    1,431,100        83,304,331
Genentech, Inc.(a)*                                               1,180,500        83,744,670
Gilead Sciences, Inc.(a)                                            216,000         8,013,600
                                                                               ---------------
                                                                                  175,062,601
                                                                               ---------------
Drugs-3.1%
Eli Lilly & Co.                                                     305,600        17,868,432
Teva Pharmaceutical Industries, Ltd. (ADR) (Israel)*              3,491,500       109,074,460
                                                                               ---------------
                                                                                  126,942,892
                                                                               ---------------
Medical Products-7.8%
Alcon, Inc. (Switzerland)*                                          912,500        88,512,500
St. Jude Medical, Inc.(a)                                         3,276,800       127,893,504
Zimmer Holdings, Inc.(a)*                                         1,268,400       103,273,128
                                                                               ---------------
                                                                                  319,679,132
                                                                               ---------------

Medical Services-5.9%
UnitedHealth Group, Inc.                                          1,614,050       152,543,865
WellPoint, Inc.(a)                                                  726,350        92,791,213
                                                                               ---------------

                                                                                  245,335,078
                                                                               ---------------
                                                                                  867,019,703
                                                                               ---------------
Consumer Services-17.6%
Broadcasting & Cable-1.7%
The E.W. Scripps Co. Cl.A*                                        1,420,680        72,355,232
                                                                               ---------------
Entertainment & Leisure-4.8%
Carnival Corp. (Panama)*                                            955,900        46,724,392
eBay, Inc.(a)                                                     4,777,300       151,583,729
                                                                               ---------------
                                                                                  198,308,121
                                                                               ---------------
Restaurants & Lodging-1.8%
Starbucks Corp.(a)*                                               1,475,300        73,056,856
                                                                               ---------------
Retail - General Merchandise-6.2%
Lowe's Cos., Inc.*                                                2,428,080       126,527,249
Target Corp.                                                      2,789,000       129,437,490
                                                                               ---------------
                                                                                  255,964,739
                                                                               ---------------
Miscellaneous-3.1%
Electronic Arts, Inc.(a)*                                         2,389,900       127,596,761
                                                                               ---------------
                                                                                  727,281,709
                                                                               ---------------
Finance-11.0%
Brokerage & Money Management-2.9%
Franklin Resources, Inc.*                                           630,293        43,288,523
Merrill Lynch & Co., Inc.*                                          449,700        24,252,321
The Goldman Sachs Group, Inc.                                       494,750        52,834,353
                                                                               ---------------
                                                                                  120,375,197
                                                                               ---------------
Insurance-4.7%
AFLAC, Inc.                                                         679,750        27,631,838
American International Group, Inc.                                2,344,850       119,235,622
The Progressive Corp.*                                              532,401        48,592,239
                                                                               ---------------
                                                                                  195,459,699
                                                                               ---------------
Miscellaneous-3.4%
Citigroup, Inc.                                                   1,162,124        54,573,343
MBNA Corp.                                                        4,274,200        84,415,450
                                                                               ---------------
                                                                                  138,988,793
                                                                               ---------------
                                                                                  454,823,689
                                                                               ---------------
Energy-5.2%
Oil Service-5.2%
Halliburton Co.*                                                  2,219,400        92,304,846
Nabors Industries, Ltd. (Bermuda)(a)*                             2,254,260       121,436,986
                                                                               ---------------
                                                                                  213,741,832
                                                                               ---------------
Consumer Staples-4.6%
Cosmetics-2.4%
Avon Products, Inc.                                               2,459,400        98,572,752
                                                                               ---------------
Household Products-1.6%
Colgate-Palmolive Co.                                               455,500        22,679,345
The Procter & Gamble Co.                                            824,400        44,641,260
                                                                               ---------------
                                                                                   67,320,605
                                                                               ---------------

Retail - Food & Drug-0.6%
Whole Foods Market, Inc.*                                           246,300        24,561,036
                                                                               ---------------
                                                                                  190,454,393
                                                                               ---------------
Capital Goods-3.5%
Miscellaneous-3.5%
General Electric Co.                                              4,031,800       145,951,160
                                                                               ---------------
Consumer Manufacturing-2.9%
Building & Related-2.9%
Pulte Homes, Inc.                                                 1,655,400       118,278,330
                                                                               ---------------
Total Common Stocks
(cost $3,242,449,664)                                                           4,110,041,386
                                                                               ---------------

                                                                  Principal
                                                                     Amount
                                                                       (000)
SHORT-TERM INVESTMENT-1.1%
Time Deposit-1.1%
State Street Euro Dollar
2.10%, 5/02/05
(cost $43,219,000)                                                 $ 43,219    $   43,219,000
                                                                               ---------------
Total Investments Before Security Lending
Collateral -100.7%
(cost $3,285,668,664)                                                           4,153,260,386
                                                                               ---------------

                                                                     Shares
INVESTMENT OF CASH COLLATERAL FOR SECURITIES LOANED-15.0%
Short-Term Investment
UBS Private Money Market Fund, LLC, 2.81%
(cost $618,849,736)                                             618,849,736       618,849,736
                                                                               ---------------
Total Investments-115.7%
(cost $3,904,518,400)                                                           4,772,110,122
Other assets less liabilities-(15.7%)                                            (646,774,688)
                                                                               ---------------
Net Assets-100%                                                                $4,125,335,434
                                                                               ---------------

*     Represents entire or partial securities out on loan.
(a)   Non-income producing security.

      Glossary:

      ADR - American Depositary Receipt.

      Please note: The sector classifications presented herein are based on the sector categorization methodology of the Adviser.

ITEM 2. CONTROLS AND PROCEDURES.

(a) The registrant's principal executive officer and principal financial officer have concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended) are effective at the reasonable assurance level based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this document.

(b) There were no significant changes in the registrant's internal control over financial reporting that could significantly affect these controls subsequent to the date of their evaluation, including any corrective actions with regard to significant deficiencies and material weaknesses.

ITEM 3. EXHIBITS.

The following exhibits are attached to this Form N-Q:

      EXHIBIT NO.      DESCRIPTION OF EXHIBIT

      11(a)(1)         Certification of Principal Executive Officer Pursuant to
                       Section 302 of the Sarbanes-Oxley Act of 2002

      11(a)(2)         Certification of Principal Financial Officer Pursuant to
                       Section 302 of the Sarbanes-Oxley Act of 2002

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant): AllianceBernstein Large-Cap Growth Fund, Inc.

By:   /s/ Marc O. Mayer
      -----------------
      Marc O. Mayer
      President

Date: June 24, 2005

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:   /s/ Marc O. Mayer
      -----------------
      Marc O. Mayer
      President

Date: June 24, 2005

By:   /s/ Mark D. Gersten
      -------------------
      Mark D. Gersten
      Treasurer and Chief Financial Officer

Date: June 24, 2005